Cost of sales, without considering depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of continuing involvement in derecognised financial assets [line items]
Schedule of detailed information of cost of sale of goods and services

(a)The cost of sales of goods is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	31,938	49,206	37,640

Cost of production
Services provided by third parties	143,652	196,895	243,410
Consumption of materials and supplies	70,942	96,351	133,961
Direct labor	62,885	79,076	93,122
Electricity and water	36,504	44,583	50,215
Maintenance and repair	22,235	19,729	24,415
Short-term and low-value lease	16,289	20,784	23,539
Transport	12,234	16,341	30,819
Insurances	12,036	12,235	11,311
Provision (reversal) for impairment of finished goods and product in progress, note 8(c)	5,054	(2,143)	4,521
Other minor	11,916	11,755	9,634
Total cost of production of the period	393,747	495,606	624,947
Final balance of products in process and finished goods, net of depreciation and amortization	(31,797)	(31,938)	(49,206)
Cost of sales of goods, without considering depreciation and amortization	393,888	512,874	613,381

(b)The cost of services is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Electricity and water	668	589	249
Direct labor	371	1,231	2,128
Services provided by third parties	189	331	382
Transport	87	148	50
Insurances	81	163	86
Maintenance and repair	55	186	543
Consumption of materials and supplies	20	497	675
Short-term and low-value lease	6	89	92
Other minor	77	144	113

	1,554	3,378	4,318

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Schedule of detailed information about cost of sales

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	US$(000)	US$(000)	US$(000)

Materials and supplies	581,658	693,292	693,316
Depreciation and amortization (see Note 7 and 2(i))	451,001	523,512	512,298
Labor (a)	288,104	285,081	357,692
Energy	200,794	228,853	254,243
Third-party services	164,590	181,215	159,514
Incremental costs related to COVID-19 pandemic (b)	95,702	—	—
Depreciation for right-of-use assets (see Note 7 and 10(a))	11,320	11,488	—
Change in finished goods inventory	10,391	(2,290)	(5,723)
Variable lease payments, low-value and short-term leases (see Note 10(a))	7,399	7,069	—
OEFA and OSINERGMIN contributions (c)	5,889	6,828	7,904
Management Fees	2,000	2,923	2,743
Change in work in process inventory	(49,575)	(23,427)	(8,513)
Other costs	39,982	47,033	45,402

	1,809,255	1,961,577	2,018,876

Schedule of incremental costs related to COVID-19 pandemic and care and maintenance

For the year ended
December 31, 2020
US$(000)

Incremental costs (i)	51,071
Labor and other employee expenses (ii)	29,705
Severance costs (iii)	7,485
Capital project write-off	6,255
Exceptional contributions and donations	1,186
95,702

(i)Represents incremental costs associated with care and maintenance status as part of Peru’s declaration of a National Emergency as a result of the COVID-19 outbreak, which restricted the Company’s operations. The costs primarily include depreciation (US$21.9 million, see Note 7), labor costs (US$13.8 million), services (US$8.6 million) and other costs (US$6.8 million). Refer to Note 1(c) for additional information.

(ii)Represents labor costs and other expenses associated to the implementation of the Surveillance, Prevention and Control Plan as part of gradual resumption of operations. Refer to Note 1(c) for additional information.

(iii)Includes severance costs associated with employee retirement programs of US$7.1 million as part of the cost saving initiatives planned in the Company’s revised operating plans. Refer to Note 1(c) for additional information.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Schedule of detailed information about cost of sales
(a)	This caption is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and in-process	302,382	341,213	345,489
Beginning balance of provision for net realizable value, note 8(b)	(47,925)	(89,127)	(62,540)
Royalties to related parties, note 1(a) and note 24	18,638	22,297	20,385
Mining royalties to the government	7,570	9,255	2,875
Consumption of supplies	138,041	200,036	215,863
Personnel expenses	61,298	72,325	82,645
Other services	31,864	41,120	43,671
Maintenance	17,415	26,645	22,585
Power	20,241	23,619	24,203
Depreciation and amortization, note 2.4(k) and note 10	140,252	144,862	156,212
Workers' profit sharing	17,199	12,804	3,837
Incremental costs related to COVID-19 pandemic and care and maintenance (c)	43,672	—	—
Provision for mine closure, note 12(b)	124,780	142,129	16,285
Ending balance of provision for net realizable value, note 8(b)	13,287	47,925	89,127
Ending balance of finished goods and in-process	(222,258)	(302,382)	(341,213)

	666,456	692,721	619,424

Schedule of incremental costs related to COVID-19 pandemic and care and maintenance

For the year ended to
December 31, 2020
US$(000)

Incremental costs (i)	27,157
Personnel expenses (i)	11,446
Labor expenses (ii)	5,069
43,672

(i)

Represents incremental costs associated with care and maintenance status as part of Peru’s declaration of a National Emergency as a result of the COVID-19 outbreak, which restricted the Company’s operations. The costs primarily include labor costs (US$14.3 million), services (US$9.5 million) and other costs (US$3.3 million).

(ii)	Expenses associated to the implementation of the Surveillance, Prevention and Control Plan as part of gradual resumption of operations. Refer to Note 1(c) for additional information.

Represents mainly payroll premiums distributed to employees.